Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 0	$ 307,559	$ (304,883)	$ 2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (Note 11)	$ 2	10,689	0	10,691
Issuance of common stock (Note 11) (in shares)	11,879,220
Issuance of convertible promissory notes (Note 3)	$ 0	6,800	0	6,800
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Net loss for the nine months ended	0	0	(3,105)	(3,105)
Balance at Sep. 30, 2015	$ 2	324,848	(307,988)	16,862
Balance (in shares) at Sep. 30, 2015	15,857,074
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (Note 11)	$ 0	4,080	0	4,080
Issuance of common stock (Note 11) (in shares)	1,180,000
Issuance of convertible promissory notes (Note 3)	$ 0	9,400	0	9,400
Gain on extinguishment of convertible promissory notes				0
Stock based compensation (Note 14)	$ 0	119	0	119
Stock based compensation (Note 14) (in shares)	(8,003)
Net loss for the nine months ended	$ 0	0	(17,730)	(17,730)
Balance at Sep. 30, 2016	$ 2	$ 350,720	$ (331,569)	$ 19,153
Balance (in shares) at Sep. 30, 2016	20,694,410